Supplemental Guarantor Financial Information (Condensed Consolidated Income Statement) (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Revenues and other income
Lease revenue		$ 3,498,300,000	$ 976,147,000		$ 997,147,000
Net (loss) gain on sale of assets		37,497,000	41,873,000		(46,421,000)
Other income		104,491,000	32,046,000		21,794,000
Total Revenues and other income		3,640,288,000	1,050,066,000		972,520,000
Expenses
Depreciation and amortization		1,282,228,000	337,730,000	[1]	357,347,000	[1]
Asset impairment		21,828,000	26,155,000	[1]	12,625,000	[1]
Interest expense		780,349,000	226,329,000		286,019,000
Transaction and integration related expenses	26,300,000	148,792,000	10,959,000
Selling, general and administrative expenses		299,892,000	89,079,000		83,409,000
Total Expenses		2,723,390,000	739,275,000		817,641,000
Income before income taxes and income of investments accounted for under the equity method		916,898,000	310,791,000		154,879,000
Provision for income taxes		(137,373,000)	(26,026,000)		(8,067,000)
Equity in net earnings of investments accounted for under the equity method		28,973,000	10,637,000		11,630,000
Net income		808,498,000	295,402,000	[1]	158,442,000	[1]
Net loss (income) attributable to non-controlling interest		1,949,000	(2,992,000)		5,213,000
Net income attributable to AerCap Holdings N.V.		810,447,000	292,410,000		163,655,000
AerCap Aviation Notes [Member]
Revenues and other income
Lease revenue		3,498,000,000	976,000,000		997,000,000
Net (loss) gain on sale of assets		38,000,000	42,000,000		(46,000,000)
Other income		104,000,000	32,000,000		22,000,000
Total Revenues and other income		3,640,000,000	1,050,000,000		973,000,000
Expenses
Depreciation and amortization		1,282,000,000	338,000,000		357,000,000
Asset impairment		22,000,000	26,000,000		13,000,000
Interest expense		781,000,000	226,000,000		286,000,000
Other expenses		190,000,000	49,000,000		79,000,000
Transaction and integration related expenses		149,000,000	11,000,000
Selling, general and administrative expenses		300,000,000	90,000,000		83,000,000
Total Expenses		2,724,000,000	740,000,000		818,000,000
Income before income taxes and income of investments accounted for under the equity method		916,000,000	310,000,000		155,000,000
Provision for income taxes		(137,000,000)	(26,000,000)		(8,000,000)
Equity in net earnings of investments accounted for under the equity method		29,000,000	11,000,000		12,000,000
Net income		808,000,000	295,000,000		159,000,000
Net income		808,000,000	295,000,000		159,000,000
Net loss (income) attributable to non-controlling interest		2,000,000	(3,000,000)		5,000,000
Net income attributable to AerCap Holdings N.V.		810,000,000	292,000,000		164,000,000
AerCap Aviation Notes [Member] | AerCap Holdings N.V. [Member]
Revenues and other income
Other income		25,000,000	5,000,000		6,000,000
Total Revenues and other income		25,000,000	5,000,000		6,000,000
Expenses
Interest expense		13,000,000	10,000,000		5,000,000
Selling, general and administrative expenses		83,000,000	18,000,000		12,000,000
Total Expenses		96,000,000	28,000,000		17,000,000
Income before income taxes and income of investments accounted for under the equity method		(71,000,000)	(23,000,000)		(11,000,000)
Provision for income taxes		(1,000,000)			(1,000,000)
Net income		(72,000,000)	(23,000,000)		(12,000,000)
Income from subsidiaries		882,000,000	315,000,000		176,000,000
Net income		810,000,000	292,000,000		164,000,000
Net income attributable to AerCap Holdings N.V.		810,000,000	292,000,000		164,000,000
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Revenues and other income
Other income			8,000,000		7,000,000
Total Revenues and other income			8,000,000		7,000,000
Expenses
Interest expense		20,000,000	20,000,000		12,000,000
Total Expenses		20,000,000	20,000,000		12,000,000
Income before income taxes and income of investments accounted for under the equity method		(20,000,000)	(12,000,000)		(5,000,000)
Net income		(20,000,000)	(12,000,000)		(5,000,000)
Net income		(20,000,000)	(12,000,000)		(5,000,000)
Net income attributable to AerCap Holdings N.V.		(20,000,000)	(12,000,000)		(5,000,000)
AerCap Aviation Notes [Member] | AerCap Ireland [Member]
Revenues and other income
Lease revenue		81,000,000	7,000,000		7,000,000
Net (loss) gain on sale of assets		10,000,000	(12,000,000)		(132,000,000)
Other income		254,000,000	157,000,000		109,000,000
Total Revenues and other income		345,000,000	152,000,000		(16,000,000)
Expenses
Depreciation and amortization		9,000,000	3,000,000		3,000,000
Interest expense		244,000,000	152,000,000		177,000,000
Other expenses		96,000,000			3,000,000
Selling, general and administrative expenses		72,000,000	53,000,000		51,000,000
Total Expenses		421,000,000	208,000,000		234,000,000
Income before income taxes and income of investments accounted for under the equity method		(76,000,000)	(56,000,000)		(250,000,000)
Provision for income taxes		(93,000,000)	(6,000,000)		(8,000,000)
Net income		(169,000,000)	(62,000,000)		(258,000,000)
Income from subsidiaries		869,000,000	202,000,000		209,000,000
Net income		700,000,000	140,000,000		(49,000,000)
Net income attributable to AerCap Holdings N.V.		700,000,000	140,000,000		(49,000,000)
AerCap Aviation Notes [Member] | Non-Guarantors [Member]
Revenues and other income
Lease revenue		3,417,000,000	969,000,000		990,000,000
Net (loss) gain on sale of assets		28,000,000	42,000,000		79,000,000
Other income		377,000,000	10,000,000		6,000,000
Total Revenues and other income		3,822,000,000	1,021,000,000		1,075,000,000
Expenses
Depreciation and amortization		1,273,000,000	335,000,000		354,000,000
Asset impairment		22,000,000	26,000,000		13,000,000
Interest expense		932,000,000	171,000,000		176,000,000
Other expenses		94,000,000	49,000,000		76,000,000
Transaction and integration related expenses		149,000,000	11,000,000
Selling, general and administrative expenses		269,000,000	40,000,000		42,000,000
Total Expenses		2,739,000,000	632,000,000		661,000,000
Income before income taxes and income of investments accounted for under the equity method		1,083,000,000	389,000,000		414,000,000
Provision for income taxes		(43,000,000)	(20,000,000)		1,000,000
Equity in net earnings of investments accounted for under the equity method		29,000,000	11,000,000		12,000,000
Net income		1,069,000,000	380,000,000		427,000,000
Income from subsidiaries		(169,000,000)	(62,000,000)		(258,000,000)
Net income		900,000,000	318,000,000		169,000,000
Net loss (income) attributable to non-controlling interest		2,000,000	(3,000,000)		5,000,000
Net income attributable to AerCap Holdings N.V.		902,000,000	315,000,000		174,000,000
AerCap Aviation Notes [Member] | Eliminations [Member]
Revenues and other income
Net (loss) gain on sale of assets			12,000,000		7,000,000
Other income		(552,000,000)	(148,000,000)		(106,000,000)
Total Revenues and other income		(552,000,000)	(136,000,000)		(99,000,000)
Expenses
Interest expense		(428,000,000)	(127,000,000)		(84,000,000)
Selling, general and administrative expenses		(124,000,000)	(21,000,000)		(22,000,000)
Total Expenses		(552,000,000)	(148,000,000)		(106,000,000)
Income before income taxes and income of investments accounted for under the equity method			12,000,000		7,000,000
Net income			12,000,000		7,000,000
Income from subsidiaries		(1,582,000,000)	(455,000,000)		(127,000,000)
Net income		(1,582,000,000)	(443,000,000)		(120,000,000)
Net income attributable to AerCap Holdings N.V.		$ (1,582,000,000)	$ (443,000,000)		$ (120,000,000)

[1]	Certain reclassifications have been made to the Consolidated Statements of Cash Flows for the years ended December 31, 2013 and 2012 to reflect the current year presentation. Refer to Note 2 - Basis for presentation.